Acquisitions	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Business Combinations [Abstract]
Acquisitions

2. Acquisitions

        On October 19, 2011, the Company acquired certain assets and assumed certain liabilities of GradeBeam, LLC (GradeBeam). GradeBeam supports the process of obtaining construction bids, identifying potential bidders, inviting them to bid, and tracking bidding intent. Their solutions expand the Company's suite of solutions, especially in the planning phase of projects. The aggregate purchase price of $9,969 was paid in cash.

        On November 7, 2011, the Company's subsidiary, Submittal Exchange Holdings, acquired all of the issued and outstanding membership units of Submittal Exchange. Submittal Exchange solutions enable the collection, review and routing of project documents and facilitates the management of environmental certification. Their solutions expand the Company's suite of solutions, especially in the exchange and management of project documents.

        The Company received 85 Class A common units of Submittal Exchange Holdings, which represented an 18.3% economic interest in Submittal Exchange Holdings, in exchange for cash consideration of $2,404 and the payment of Submittal Exchange's notes payable of $403. In exchange for preferred units of Submittal Exchange, the former owners received 482 Class A preferred units of Submittal Exchange Holdings. These Class A preferred units are mandatorily convertible on a 1:2 basis into common shares of the Company under certain conditions, including a qualifying initial public offering. The Company has determined it has a controlling interest in Submittal Exchange Holdings because it has sole responsibility for operating the Submittal Exchange business. On matters other than liquidation, the Company has a 100% voting interest; on liquidation matters, the Company has a 15% voting interest. Distributions and allocation of profits or losses are done on a pro-rata capital basis until the respective basis in both classes is reduced to zero and thereafter at 99% to the Class A common units and 1% to the Class A preferred units.

        Upon completion of the IPO, the Class A preferred units converted into 963 shares of the Company's common stock and there is no longer a non-controlling interest in Submittal Exchange Holdings.

        A summary of the purchase price for the acquisition is as follows:

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

        As the acquisitions of GradeBeam and Submittal Exchange occurred in the fiscal year ended September 30, 2012, their results have been included in the condensed consolidated statement of operations for the nine months ended June 30, 2012 since their respective acquisition dates. The following table contains unaudited pro forma consolidated statements of operations information assuming the acquisitions occurred on October 1, 2010 and includes adjustments for amortization of intangible assets and interest expense. This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on October 1, 2010, or of future results.

Nine months ended June 30, 2012
Revenue	$15,848
Loss from operations	(13,670)
Net loss available to Textura Corporation common stockholders	(13,639)
Net loss per share, basic and diluted	$(1.60)

        On January 31, 2013, the Company acquired certain assets and assumed certain liabilities of PlanSwift, LLC ("PlanSwift"). PlanSwift is a developer and distributor of software with take-off and estimating capabilities for use in the construction industry. Its solutions expand the Company's suite of solutions, especially in the bid estimation process. A summary of the purchase price for the acquisition is as follows:

        A summary of the purchase price for the acquisition is as follows:

Cash consideration	$989
Notes payable to PlanSwift	1,214
Issuance of 539 shares of redeemable common stock	7,898

$10,101

        The purchase price was subject to a customary post-closing working capital adjustment payable in cash, and 81 of the shares issued at the closing are subject to an escrow arrangement for a period of 18 months after the closing for purposes of indemnification claims by the Company against PlanSwift under the acquisition agreement. The notes were payable in two equal installments on June 28, 2013 and December 31, 2013, or upon completion of an initial public offering. The payment of these notes of $1,296, including $82 of imputed interest, was accelerated upon the completion of the IPO.

        In August 2013, August 2014 and August 2015, PlanSwift (or the unitholders of PlanSwift, if the shares were distributed to them) had the right to require the company to redeem, on each such date, up to one-third of the shares of common stock issued to PlanSwift in exchange for a non-interest bearing note payable if the Company did not complete a qualifying initial public offering by such date. Due to this redemption feature, the fair value of the common shares issued to PlanSwift on the acquisition date was initially classified outside of stockholders' deficit, but it was reclassified to stockholders' equity as a result of the completion of the IPO and termination of the redemption right.

        Within ten business days following the completion of the IPO, one unitholder of PlanSwift had the right to require the Company to repurchase up to $1,500 of common stock of the Company, based upon the IPO price, that was issued in connection with the acquisition. In June 2013, the unitholder exercised his right to redeem 40 shares for a total of $600 at the IPO price of $15.00, which was recorded as treasury stock as of June 30, 2013.

        The fair value of the redeemable common stock issued to PlanSwift was comprised of the fair value per share of the Company's common stock as of January 31, 2013 of $14.24 and the value attributable to the redemption feature of $226. Using the Probability Weighted Expected Result Method ("PWERM") methodology, the value of the Company's common stock was estimated based upon analysis of the Company assuming various future outcomes, including an initial public offering at various dates, a sale of the Company, as well as the continuation of the Company as a private enterprise. The fair value per common share was based upon the probability-weighted present value of these expected outcomes, as well as the rights of each class of preferred stock, common stock, convertible debentures, options and warrants. The fair value of the redemption feature was determined by probability-weighting the fair value of the put right, as calculated under the Black-Scholes model, for each scenario contemplated in the PWERM analysis.

        The total purchase price has been allocated as follows:

Identifiable intangible assets	$4,570
Goodwill	5,988
Deferred revenue	(485)
Other current assets (liabilities), net	28

Net assets acquired	$10,101

        The Company believes the goodwill reflects its expectations related to economies of scale and leveraging of the PlanSwift solution with existing and future solution offerings. Goodwill is deductible for tax purposes. Identifiable intangible assets consist primarily of technology and customer relationships, which are being amortized over a period of three and five years, respectively.

        Revenue of $2,507 and a net loss of $218 related to the PlanSwift acquisition are included in the Company's results of operations from January 31, 2013 for the nine month period ended June 30, 2013. The Company has not disclosed pro forma information related to the PlanSwift acquisition because this information cannot be prepared without unreasonable effort.

3. Acquisitions

        On October 19, 2011, the Company acquired certain assets and assumed certain liabilities of GradeBeam, LLC ("GradeBeam"). GradeBeam supports the process of obtaining construction bids, identifying potential bidders, inviting them to bid, and tracking bidding intent. Their solutions expand the Company's suite of solutions, especially in the planning phase of projects. The aggregate purchase price of $9,969 was paid in cash.

        The purchase price of the acquisition was allocated to the net assets acquired based on the fair values at the date of acquisition. Goodwill represents the excess of the purchase price over the fair value of net tangible and identified intangible assets acquired. The Company believes the goodwill reflects its expectations related to economies of scale and leveraging of the GradeBeam solution with existing solution offerings. Identifiable intangible assets consist of developed product technologies, customer relationships, trademarks and covenants not to compete. Goodwill is deductible for tax purposes. The total purchase price has been allocated as follows:

Identifiable intangible assets	$3,970
Goodwill	6,945
Deferred revenue	(1,120)
Other current assets (liabilities), net	174

Net assets acquired	$9,969

        On November 7, 2011, the Company's subsidiary, Submittal Exchange Holdings acquired all of the issued and outstanding membership units of Submittal Exchange. Submittal Exchange solutions enable the collection, review and routing of project documents and facilitates the management of environmental certification. Their solutions expand the Company's suite of solutions, especially in the exchange and management of project documents.

        The Company received 85 Class A common units of Submittal Exchange Holdings, which represented an 18.3% economic interest in Submittal Exchange Holdings, in exchange for cash consideration of $2,404 and the payment of Submittal Exchange's notes payable of $403. In exchange for preferred units of Submittal Exchange, the former owners received 482 Class A preferred units of Submittal Exchange Holdings. These Class A preferred units are mandatorily convertible on a 1:2 basis into common shares of the Company under certain conditions, including a qualifying initial public offering. The Company has determined it has a controlling interest in Submittal Exchange Holdings because it has sole responsibility for operating the Submittal Exchange business. On matters other than liquidation, the Company has a 100% voting interest; on liquidation matters, the Company has a 15% voting interest. Distributions and allocation of profits or losses are done on a pro-rata capital basis until the respective basis in both classes is reduced to zero and thereafter at 99% to the Class A common units and 1% to the Class A preferred units.

        A summary of the purchase price for the acquisition is as follows:

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

        The fair value of the Class A preferred units was determined to be $26.05 per unit, which was determined to be substantially equivalent to the fair value of the Textura common stock into which the Class A preferred units were convertible due to certain characteristics of the Class A preferred units. These characteristics include the conversion feature (discussed above) and participating rights, for dividends or other distributions, equal to those of the Company's common stock. The purchase price of the acquisition was allocated to the net assets acquired based on the fair values at the date of acquisition. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identified intangible assets acquired. The Company believes the goodwill reflects its expectations related to economies of scale and leveraging of the Submittal Exchange solution with existing solution offerings. Identifiable intangible assets consist of developed product technologies, customer relationships, trademarks and covenants not to compete. Goodwill is not deductible for tax purposes. The total purchase price has been allocated as follows:

Identifiable intangible assets	$5,550
Goodwill	11,004
Property and equipment	58
Deferred revenue	(1,640)
Other current assets (liabilities), net	383

Net assets acquired	$15,355

        The following table contains unaudited pro forma consolidated statements of operations information assuming the acquisitions of GradeBeam and Submittal Exchange occurred on October 1, 2010 and includes adjustments for amortization of intangible assets and interest expense. This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on October 1, 2010, or of future results.

	Years Ended September 30,
	2011	2012
Revenue	$15,172	$22,167
Loss from operations	(14,985)	(17,653)
Net loss available to Textura Corporation common stockholders	(32,408)	(20,076)
Net loss per share, basic and diluted	$(4.39)	$(2.35)

        Revenue of $2,812 and $2,072 related to the Submittal Exchange and GradeBeam acquisitions, respectively, are included in the Company's results of operations from their respective acquisition dates. The acquisitions of Submittal Exchange and Gradebeam have been fully integrated into our financial reporting systems and the earnings resulting from these acquisitions therefore cannot be calculated without unreasonable effort.